Interest and Other, Net - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift, Interest [Abstract]
Interest and other income	€ 10,900,000	€ 14,500,000	€ 9,200,000
Interest and other expense	27,400,000	23,100,000	33,600,000
Net interest expense on Eurobonds, interest rate swaps, lease obligations and amortized financing costs	19,000,000	19,900,000	16,200,000
Loss on partial extinguishment of debt			8,900,000
Principal amount			€ 600,000,000
Interest rate on principal amount			5.75%
Year of maturity			2017
Interest income on cash pools	€ 1,500,000	€ 3,200,000	€ 1,900,000